Related Party Transactions - Schedule of Related Party Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Revenue	$ 92	$ 115
Cost of sales	12	13
Operating and administrative recoveries	1	(2)
Other income	$ 3	$ 3